Inventory	12 Months Ended
Dec. 31, 2019
Inventory [Abstract]
Inventory	Note 5 – Inventory
	December 31,
	2018	2019
	Thousands USD	Thousands USD

Raw materials and work in progress	2,205	2,636
Finished goods	911	907
	3,116	3,543